Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Summary of Exchange Rates Used for Translation of Foreign Currencies (Detail)
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 29, 2024
Disclosure of transactions in foreign currency [line items]
Closing exchange rate				1.55
Argentina [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.068	0.1586	0.2137
Closing exchange rate	0.0209	0.1096
Brazil [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	3.5545	3.9045	3.7625
Closing exchange rate	3.4895	3.7209
Colombia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0041	0.0048	0.0054
Closing exchange rate	0.0044	0.004
Guatemala [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	2.2675	2.5981	2.6212
Closing exchange rate	2.1584	2.4725
U.S.A. [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	17.7617	20.1283	20.2769
Closing exchange rate	16.8935	19.4143
Uruguay [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.4574	0.4893	0.4655
Closing exchange rate	0.4329	0.4845
Nicaragua [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.4875	0.5611	0.5765
Closing exchange rate	0.4613	0.5359
Honduras [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.7184	0.8171	0.8384
Closing exchange rate	0.6819	0.7853
Chile [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0212	0.0232	0.0268
Closing exchange rate	0.0193	0.0226
Paraguay [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0024	0.0029	0.003
Closing exchange rate	0.0023	0.0026
Peru [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	4.7394	5.2454	5.2297
Closing exchange rate	4.5498	5.0823
Dominican Republic [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.3163	0.3647	0.354
Closing exchange rate	0.2893	0.3436
Costa Rica [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0324	0.031	0.0325
Closing exchange rate	0.0321	0.0323
European Union [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	19.2047	21.2285	23.9835
Closing exchange rate	18.6487	20.783
Bulgaria [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	9.8189	10.8523	12.2617
Closing exchange rate	9.5336	10.6188
Belarus [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	6.463	7.3993	7.9932
Closing exchange rate	6.1471	7.0644
Croatia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	2.5487	2.8173	3.1852
Closing exchange rate	2.4751	2.7584
Macedonia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.3119	0.3445	0.3893
Closing exchange rate	0.3038	0.3378
Serbia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.1638	0.1807	0.204
Closing exchange rate	0.1593	0.1772